DERIVATIVE LIABILITY WARRANTS (Details Narrative) - shares	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	17,486,316	13,232,043
Bull Horn Holdings Sponsor LC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	3,750,000	3,750,000
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	7,500,000	7,500,000